UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4626

THE CASCADES TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/18

Date of reporting period: 9/30/18

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2018

Please Save the Date for Your 2019 Shareholder Meeting

Wednesday, April 24, Oregon Convention Center, Portland

Details will be available on our website as the date approaches:

www.aquilafunds.com

You may also contact your financial professional.

ii | Aquila Tax-Free Trust of Oregon

Aquila Tax-Free Trust of Oregon “Proper Asset Allocation –A Strategy For All Seasons” Serving Oregon investors since 1986

November, 2018

Dear Fellow Shareholder:

     Financial news, and the often resulting market volatility, can cause even the most seasoned investor to ask, “What should I do now?”

     We believe you will generally be in a better position to weather changing economic situations, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs? And, have you periodically revisited your portfolio structure to make sure that your allocation remains in line with your investment goals, given changing market conditions and changes in your personal circumstances, including current risk tolerance?

     Asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific needs. In developing this strategy, your considerations should include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family would like to achieve).

     Since the three main asset classes  - equities, fixed-income, and cash/cash equivalents - have  different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

     Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio among stocks, bonds, and cash/ cash equivalents will be the principal determinants of your investment results –secondary to your selection of individual securities.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on changing needs, not on headlines.

     A properly constructed portfolio based on sound asset allocation may generally help you weather all seasons.

Sincerely,

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Interest rates in the U.S. have begun to rise after having been at historical lows for some time, so the Trust faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (51.8%)	and Fitch	Value

	City & County (6.4%)
	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,575,207
	Canby, Oregon
1,060,000	5.000%, 06/01/27	A1/NR/NR	1,128,412
1,405,000	4.000%, 12/01/24 AGMC Insured	A1/NR/NR	1,471,274
	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,206,096
	Gresham, Oregon Full Faith and Credit
	Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,726,059
	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,429,320
	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,161,920
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,325,852
	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,345,767
	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,517,110
	Portland, Oregon Limited Tax,
	Sellwood Bridge & Archive Space
	Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,785,320
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,854,786
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,903,137
	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,563,899
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,159,373
	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	804,869
	Springfield, Oregon
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,004,545

1 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City & County (continued)
	Washington County, Oregon
$5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	$5,496,099
	Total City & County		37,459,045

	Community College (4.2%)
	Blue Mountain Community College
	District Umatilla, Oregon Morrow
	and Baker Counties Oregon
	(Umatilla and Morrow Counties
	Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,046,814
	Central Oregon Community College
	District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,933,435
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,292,480
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,267,872
	Chemeketa, Oregon Community
	College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,270,960
	Clackamas, Oregon Community
	College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,612,069
	Columbia Gorge, Oregon Community
	College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,059,620
	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,024,938
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,897,385
	Linn Benton, Oregon Community
	College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,742,832
	Mount Hood, Oregon Community
	College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,167,111
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,152,250
	Oregon Coast Community College
	District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,948,575

2 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Community College (continued)
	Rogue, Oregon Community College
	District
$1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	$1,475,746
	Total Community College		24,892,087

	Higher Education (0.9%)
	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,141,820
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,043,266
	Oregon State, Oregon University
	System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,242,060
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,223,263
	Total Higher Education		5,650,409

	Hospital (0.9%)
	Pacific Communities Health District,
	Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,387,689
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,201,817
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,129,410
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,351,800
	Total Hospital		5,070,716

	School District (26.9%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,788,933
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,348,348
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,701,510
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,738,024
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,487,095
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,533,788

3 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Clackamas County, Oregon School
	District #62 (Oregon City)
$1,000,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	$1,116,670
	Clackamas County, Oregon School
	District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,983,618
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,221,566
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,039,105
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,314,220
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,279,329
	Clatsop County, Oregon School
	District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,171,360
	Coos County, Oregon School District
	#9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,214,759
	Benton & Linn Counties, Oregon
	School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,360,320
	Deschutes County, Oregon
	Administrative School District #1
	(Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,221,040
	Deschutes County, Oregon School
	District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,775,703
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,114,779
	Deschutes and Jefferson Counties,
	Oregon School District #02J
	(Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,186
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	914,515
	Greater Albany School District #8J
	(Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,168,840

4 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Hood River County, Oregon School
	District
$2,260,000	4.000%, 06/15/30	NR/AA+/NR	$2,425,590
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,557,080
	Jefferson County, Oregon School
	District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,568,196
	Klamath County, Oregon School
	District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,403,738
	Lane County, Oregon School District
	#4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,184,579
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,032,429
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,851,379
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,181,828
	Lane County, Oregon School District
	#19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,145,400
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	1,997,627
	Lane County, Oregon School District
	#69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	729,149
	Lane & Douglas Counties, Oregon
	School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,904,397
	Lincoln County, Oregon School
	District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,481,295
	Marion County, Oregon School
	District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,469,624
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,603,588
	Marion & Clackamas Counties,
	Oregon School District #4J (Silver
	Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,414,967
	Marion & Polk Counties, Oregon
	School District #24J (Salem-Keizer)
1,350,000	5.000%, 06/15/31	Aa1/AA+/NR	1,593,216

5 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Generalal Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Morrow County, Oregon School
	District #1
$1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	$1,750,117
	Multnomah County, Oregon School
	District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,427,469
	Multnomah County, Oregon School
	District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,554,890
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,725,060
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,096,396
	Multnomah County, Oregon School
	District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,219,149
	Multnomah County, Oregon School
	District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,648,515
	Multnomah and Clackamas Counties,
	Oregon School District #10
	(Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,374,394
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,926,300
	Multnomah and Clackamas Counties,
	Oregon School District #28JT
	(Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,698,519
	Polk, Marion & Benton Counties,
	Oregon School District #13J
	(Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,617,929
	Tillamook & Yamhill Counties, Oregon
	School District #101 (Nestucca
	Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,492,923
	Union County, Oregon School District
	#1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,147,380
	Wasco County, Oregon School District
	#12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	1,894,303

6 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Washington County, Oregon School
	District #48J (Beaverton)
$2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	$2,906,915
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,422,306
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,620,890
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,416,730
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,384,300
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,075,090
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,778,715
	Washington, Clackamas & Yamhill
	Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,266,944
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,375,240
	Washington, Multnomah & Yamhill
	Counties, Oregon School District
	#1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,624,828
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,621,393
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,450,322
	Yamhill County, Oregon School
	District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,407,235
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,080,430
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,073,270
	Total School District		158,195,742

	Special District (4.2%)
	Bend, Oregon Metropolitan Park &
	Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,501,300
	Clackamas County, Oregon Fire
	District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,102,946
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,890,752
	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,225,960

7 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Special District (continued)
	Tualatin Hills, Oregon Park &
	Recreational District
$3,480,000	5.000%, 06/01/23	Aa1/NR/NR	$3,912,842
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,401,431
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,209,399
	Tualatin Valley, Oregon Fire & Rescue
	Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,285,339
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,214,928
	Total Special District		24,744,897

	State (6.7%)
	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	852,525
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,223,650
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,207,688
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,543,882
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,221,496
	State of Oregon Article XI-G
	Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,339,440
	State of Oregon Article XI-G Higher
	Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	581,095
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,158,090
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,154,690
	State of Oregon Article XI-M Seismic
	Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,157,480
	State of Oregon Article XI-Q State
	Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,491,260
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,154,470
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,301,560
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,392,044
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,455,386

8 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Generalal Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	State of Oregon Article XI-Q State
	Projects (continued)
$1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	$1,155,950
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,639,342
	State of Oregon Department of
	Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,870,122
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,231,292
	State of Oregon Department of
	Administrative Services, Oregon
	Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,427,474
	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,151,980
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,470,200
	Total State		39,181,116

	Transportation (1.2%)
	Oregon State Department Transportation
	Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,878,950
	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,195,022
	Total Transportation		7,073,972

	Water & Sewer (0.4%)
	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,106,555
	Rockwood, Oregon Water Peoples
	Utility District Water Revenue
	Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,327,912
	Total Water & Sewer		2,434,467
	Total General Obligation Bonds		304,702,451

9 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (30.8%)	and Fitch	Value

	City & County (2.4%)
	Newport, Oregon Urban Renewal
	Obligations, Refunding
$565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	$588,227
	Portland, Oregon Revenue Refunding
	Limited Tax, Oregon Convention
	Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,037,610
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,582,529
	Portland, Oregon Revenue Refunding
	Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aaa/NR/NR	1,009,900
	Portland, Oregon River District Urban
	Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,753,632
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,002,313
	Portland, Oregon Urban Renewal and
	Redevelopment, Refunding, North
	Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,023,980
	Total City & County		13,998,191

	Electric (1.7%)
	Eugene, Oregon Electric Utility
	Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,334,396
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,667,828
	Northern Wasco County, Oregon
	Peoples Utility District (McNary
	Dam Fishway Hydroelectric Project),
	Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,714,320
	Total Electric		9,716,544

	Higher Education (1.8%)
	Oregon State Facilities Authority (Lewis
	& Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,082,850
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,218,880

10 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Oregon State Facilities Authority
	(Linfield College Project)
$1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	$1,293,905
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,114,770
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,265,274
	Oregon State Facilities Authority (Reed
	College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	582,265
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,215,392
	Oregon State Facilities Authority
	(Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,023,840
	Total Higher Education		10,797,176

	Hospital (4.7%)
	Medford, Oregon Hospital Facilities
	Authority Revenue Refunding, Asante
	Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	9,522,090
	Oregon Health Sciences University
6,695,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	6,056,297
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,185,960
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,445,938
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,134,340
	Oregon State Facilities Authority
	Revenue Refunding, Legacy Health
	Systems
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,034,510
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,034,280
	Oregon State Facilities Authority
	Revenue Refunding, Samaritan
	Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,560,720
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,087,000
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,604,558
	Total Hospital		27,665,693

11 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (0.6%)
	Clackamas County, Oregon Housing
	Authority Multifamily Housing
	Revenue (Easton Ridge Apartments
	Project)
$1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	$1,356,073
	Portland, Oregon Urban Renewal and
	Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,484,742
	State of Oregon Housing and
	Community Services
950,000	1.800%, 01/01/23	Aa2/NR/NR	921,852
	Total Housing		3,762,667

	Lottery (3.7%)
	Oregon State Department of
	Administration Services (Lottery
	Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,089,562
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,872,163
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,633,755
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,134,260
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,671,240
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,742,100
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,575,640
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,139,420
	Total Lottery		21,858,140

	Sales Tax (0.2%)
	Metro, Oregon Dedicated Tax Revenue
	(Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	861,630

12 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (6.9%)
	Oregon State Department
	Transportation Highway Usertax
	(Senior Lien)
$3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	$3,997,368
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,686,924
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,191,736
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,098,960
	Port Portland, Oregon Airport Revenue
	Refunding, Portland International
	Airport Series 23
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,892,665
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,133,710
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,698,597
	Tri-County Metropolitan Transportation
	District, Oregon Capital Grant
	Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,282,732
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,312,340
	Tri-County Metropolitan Transportation
	District, Oregon (Senior Lien Payroll
	Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,165,400
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,216,951
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	1,922,580
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,610,165
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,173,320
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,321,671
	Total Transportation		40,705,119

	Water and Sewer (8.8%)
	Clackamas County, Oregon Service
	District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,642,102
	Clean Water Services, Oregon
	Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,797,731

13 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Eugene, Oregon Water Utility System
$115,000	5.000%, 08/01/28	Aa2/AA/AA+	$133,816
450,000	5.000%, 08/01/29	Aa2/AA/AA+	519,507
	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,069,160
	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	768,290
	Portland, Oregon Water System (First
	Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,664,306
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA/NR	4,013,100
	Portland, Oregon Sewer System (Second
	Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa2/AA-/NR	3,125,290
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA-/NR	5,974,092
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	2,282,840
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA-/NR	2,305,100
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA-/NR	2,298,480
	Portland, Oregon Water System
	Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,234,900
	Portland, Oregon Water System
	Revenue Refunding (Senior Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,308,035
	Salem, Oregon Water & Sewer Revenue
	Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,050,200
	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,037,510
	Tigard, Oregon Water System Revenue
	Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,815,498
	Washington County, Oregon Clean
	Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,064,257
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,579,245
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	2,957,645
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,829,491

14 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Woodburn, Oregon Wastewater
	Revenue Refunding
$1,090,000	5.000%, 03/01/21 Series A	A1/NR/NR	$1,160,022
	Total Water and Sewer		51,630,617
	Total Revenue Bonds		180,995,777

	Pre-Refunded Bonds (15.7%)
	Pre-Refunded General
	Obligation Bonds (7.1%)
	City & County (0.3%)
	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,785,455

	Community College (0.8%)
	Portland, Oregon Community College
	District
4,415,000	5.000%, 06/15/28	Aa1/AA+/NR	4,511,247

	Higher Education (0.4%)
	Oregon State, Oregon University System
	Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,493,278

	School District (3.8%)
	Clackamas County, Oregon School
	District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,021,800
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,905,657
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,839,240
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,043,600
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,855,827
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,134,198
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,036,640
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,007,837
500,000	5.000%, 06/15/34	Aa1/AA+/NR	510,900

15 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Pre-Refunded General
	Obligation Bonds (continued)
	School District (continued)
	Columbia & Washington Counties,
	Oregon School District #47J
	(Vernonia)
$3,430,000	5.00%, 06/15/27	NR/AA+/NR	$3,601,329
	Washington County, Oregon School
	District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA/NR	1,306,368
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA/NR	1,021,420
	Total School District		22,284,816

	Special District (0.2%)
	Tualatin Hills, Oregon Park &
	Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,015,680

	State (1.6%)
	State of Oregon Alternative Energy
	Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,272,997
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	500,000
	State of Oregon Department of
	Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,094,050
	State of Oregon Department of
	Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR*	1,501,254
960,000	5.000%, 11/01/28 Series C	NR/NR/NR*	990,518
	Total State		9,358,819
	Total Pre-Refunded General Obligation
	Bonds		41,449,295

	Pre-Refunded Revenue Bonds (8.6%)
	City & County (0.4%)
	Local Oregon Capital Assets Program
	COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	A2/NR/NR	2,571,888

16 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Pre-Refunded Revenue Bonds
	(continued)
	Electric (0.4%)
	Eugene, Oregon Electric Utility
	Refunding System
$2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	$2,163,120

	Higher Education (1.1%)
	Oregon State Facilities Authority
	Revenue Refunding (Reed College
	Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,577,640
	Portland, Oregon Economic
	Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/NR/NR	5,000,000
	Total Higher Education		6,577,640

	Hospital (1.4%)
	Deschutes County, Oregon Hospital
	Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	3,552,465
	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,627,125
	Total Hospital		8,179,590

	Lottery (1.6%)
	Oregon State Department of
	Administration Services (Lottery
	Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,773,784
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,538,925
	Total Lottery		9,312,709

	Transportation (2.4%)
	Oregon State Department Transportation
	Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	1,900,976
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,033,980
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,133,290

17 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Pre-Refunded Revenue Bonds
	(continued)
	Transportation (continued)
	Tri-County Metropolitan Transportation
	District, Oregon Capital Grant
	Receipt
$1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	$1,818,570
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,755,860
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,237,810
	Total Transportation		13,880,486

	Water and Sewer (1.3%)
	Lane County, Oregon Metropolitan
	Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,506,975
	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,330,714
	Washington County, Oregon Clean
	Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,121,520
	Total Water and Sewer		7,959,209
	Total Pre-Refunded Revenue Bonds		50,644,642
	Total Pre-Refunded Bonds		92,093,937
	Total Investments (cost $576,721,863
	note 4)	98.3%	577,792,165
	Other assets less liabilities	1.7	10,018,834
	Net Assets	100.0%	$587,810,999

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody's or AAA of S&P	19.8%
Pre-refunded bonds††	15.9
Aa of Moody's or AA of S&P or Fitch	57.4
A of Moody's or S&P	5.3
Baa of Moody's or BBB of S&P	1.6
100.0%

18 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

19 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (unaudited)

ASSETS
Investments at value (cost $576,721,863)	$577,792,165
Cash	3,473,103
Interest receivable	8,359,002
Receivable for Trust shares sold	477,167
Other assets	33,308
Total assets	590,134,745

LIABILITIES
Payable for Trust shares redeemed	1,768,356
Dividends payable	210,229
Management fee payable	193,875
Distribution and service fees payable	635
Accrued expenses payable	150,651
Total liabilities	2,323,746
NET ASSETS	$587,810,999

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$549,240
Additional paid-in capital	587,205,290
Net unrealized appreciation on investments (note 4)	1,070,302
Accumulated net realized loss on investments	(1,329,630)
Undistributed net investment income	315,797
	$587,810,999
CLASS A
Net Assets	$367,853,501
Capital shares outstanding	34,360,894
Net asset value and redemption price per share	$10.71
Maximum offering price per share (100/96 of $10.71)	$11.16

CLASS C
Net Assets	$21,941,679
Capital shares outstanding	2,051,555
Net asset value and offering price per share	$10.70
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is lower, if
redeemed during the first 12 months after purchase)	$10.70	*

CLASS Y
Net Assets	$198,015,819
Capital shares outstanding	18,511,553
Net asset value, offering and redemption price per share	$10.70

See accompanying notes to financial statements.

20 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRSUT OF OREGON

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2018 (unaudited)

Investment Income
Interest income		$9,263,891
Expenses
Management fee (note 3)	$1,232,831
Distribution and service fee (note 3)	413,907
Trustees’ fees and expenses (note 6)	147,463
Transfer and shareholder servicing agent fees	117,772
Legal fees	66,569
Registration fees and dues	18,046
Shareholders’ reports and proxy statements	14,753
Auditing and tax fees	14,088
Insurance	13,270
Custodian fees	10,057
Chief compliance officer services (note 3)	5,572
Miscellaneous	40,594
Total expenses	2,094,922

Management fee waived (note 3)	(21,532)
Net expenses		2,073,390
Net investment income		7,190,501

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	(132,277)
Change in unrealized appreciation on investments	(5,767,449)

Net realized and unrealized gain (loss) on investments		(5,899,726)
Net change in net assets resulting from operations		$1,290,775

See accompanying notes to financial statements.

21 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(unaudited)	March 31, 2018
OPERATIONS
Net investment income	$7,190,501	$15,043,569
Net realized gain (loss) from securities transactions	(132,277)	167,934
Change in unrealized appreciation on investments	(5,767,449)	(10,825,870)
Change in net assets resulting from operations	1,290,775	4,385,633

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(4,440,762)	(9,508,309)

Class C Shares:
Net investment income	(186,663)	(501,190)

Class Y Shares:
Net investment income	(2,558,031)	(4,927,256)
Change in net assets from distributions	(7,185,456)	(14,936,755)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	46,640,348	113,571,724
Reinvested dividends and distributions	5,804,958	12,271,877
Cost of shares redeemed	(85,793,035)	(125,934,967)
Change in net assets from capital share transactions	(33,347,729)	(91,366)

Change in net assets	(39,242,410)	(10,642,488)

NET ASSETS:
Beginning of period	627,053,409	637,695,897
End of period*	$587,810,999	$627,053,409

*Includes undistributed net investment income of:	$315,797	$310,752

See accompanying notes to financial statements.

22 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Oregon (the “Trust”) (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Oregon) is the sole portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on June 16, 1986. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2018:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	577,792,165
Level 3 – Significant Unobservable Inputs	—
Total	$577,792,165

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2015 –2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

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     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2018, the Trust increased additional paid-in capital by $6,365, increased undistributed net investment income by $6,721 and increased accumulated net realized loss on investments by $13,086 These reclassificatiions had no effect on net assets or net asset value per share.

i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of net assets of the Trust. The Manager has contractually agreed to waive its fees through September 30, 2018 to the extent necessary in order to pass savings through to the shareholders recognized under the Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.40% of net assets of the Trust up to $400 million; 0.38% of the Trust’s net assets above that amount to $1 billion and 0.36% of the Trust’s net assets above $1 billion. For the six months ended September 30, 2018, the Trust incurred management fees of $1,232,831, of which $21,532 was waived.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of net assets of the Trust up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billlion.

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     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2018, distribution fees on Class A Shares amounted to $286,478 of which the Distributor retained $13,168.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $95,572. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $31,857. The total of these payments made with respect to Class C Shares amounted to $127,429 of which the Distributor retained $30,591.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2018, total commissions on sales of Class A Shares amounted to $87,370 of which the Distributor received $25,041.

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     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

c) Transfer and shareholder servicing fees:

     The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Trust shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Trust and certain shareholders; and (ii) the payments that the Trust would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2018, purchases of securities and proceeds from the sales of securities aggregated $23,711,074 and $50,014,258, respectively.

     At September 30, 2018, the aggregate tax cost for all securities was $576,721,863. At September 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $7,045,082 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $5,974,780 for a net unrealized appreciation of $1,070,302.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. For example, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations. At September 30, 2018, the Trust had 100% of its net assets invested in municipal obligations of issuers within Oregon.

6. Trustees’ Fees and Expenses

     At September 30, 2018, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2018 was $123,182. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2018, such meeting-related expenses amounted to $24,281.

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     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(unaudited)		March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,504,639	$16,228,551	3,092,150	$34,080,156
Reinvested dividends and
distributions	334,003	3,599,141	713,675	7,861,742
Cost of shares redeemed	(3,525,387)	(37,976,319)	(5,408,758)	(59,588,486)
Net change	(1,686,745)	(18,148,627)	(1,602,933)	(17,646,588)

Class C Shares:
Proceeds from shares sold	56,215	605,928	322,543	3,558,945
Reinvested dividends and
distributions	15,709	169,138	42,236	465,018
Cost of shares redeemed	(646,378)	(6,962,689)	(1,204,350)	(13,258,515)
Net change	(574,454)	(6,187,623)	(839,571)	(9,234,552)

Class Y Shares:
Proceeds from shares sold	2,766,296	29,805,869	6,893,018	75,932,623
Reinvested dividends and
distributions	189,184	2,036,679	358,934	3,945,117
Cost of shares redeemed	(3,796,369)	(40,854,027)	(4,832,365)	(53,087,966)
Net change	(840,889)	(9,011,479)	2,419,587	26,789,774
Total transactions in Trust
shares	(3,102,088)	$(33,347,729)	(22,917)	$(91,366)

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

9. Income Tax Information and Distributions

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2018, the Trust had capital loss carryover of $923,852 which is short-term and has no expiration date. During the fiscal year ended March 31, 2018, the Trust utilized $428,349 of capital loss carryforward.

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Net tax-exempt income	$14,836,316	$15,681,897
Ordinary Income	100,439	29,767
	$14,936,755	$15,711,664

     As of March 31, 2018, the components of distributable earnings on a tax basis were:

Unrealized appreciation	$6,837,751
Undistributed tax-exempt income	547,534
Accumulated net loss on investments	(923,852)
Post October losses	(273,501)
Other temporary differences	(236,783)
$5,951,149

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

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     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29, 2018 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2018.

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AQUILA TAX-FREE TRUST OF OREGON

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.81		$10.99	$11.33	$11.31	$11.01	$11.37
Income (loss) from investment operations:
Net investment income(1)	0.13		0.26	0.28	0.31	0.33	0.35
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.18)	(0.35)	0.01	0.30	(0.36)
Total from investment operations	0.03		0.08	(0.07)	0.32	0.63	(0.01)
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.26)	(0.27)	(0.30)	(0.33)	(0.35)
Distributions from capital gains	—		—	—	—	—	— (2)
Total distributions	(0.13)		(0.26)	(0.27)	(0.30)	(0.33)	(0.35)
Net asset value, end of period	$10.71		$10.81	$10.99	$11.33	$11.31	$11.01
Total return (not reflecting sales charge)	0.23	%(3)	0.68%	(0.66)%	2.91%	5.80%	(0.04)%
Ratios/supplemental data
Net assets, end of period (in millions)	$368		$390	$414	$419	$398	$385
Ratio of expenses to average net assets	0.69	%(4)	0.71%	0.73%	0.74%	0.74%	0.73%
Ratio of net investment income to
average net assets	2.32	%(4)	2.35%	2.48%	2.72%	2.96%	3.16%
Portfolio turnover rate	4	%(3)	8%	13%	7%	5%	5%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.69	%(4)	0.72%	0.74%	0.74%	0.74%	0.74%
Ratio of investment inome to average net
assets	2.31	%(4)	2.34%	2.47%	2.72%	2.96%	3.16%

_______________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.80		$10.98	$11.32	$11.30	$11.00	$11.36
Income (loss) from investment operations:
Net investment income(1)	0.08		0.16	0.18	0.21	0.24	0.25
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.18)	(0.35)	0.02	0.30	(0.36)
Total from investment operations	(0.02)		(0.02)	(0.17)	0.23	0.54	(0.11)
Less distributions (note 9):
Dividends from net investment income	(0.08)		(0.16)	(0.17)	(0.21)	(0.24)	(0.25)
Distributions from capital gains	—		—	—	—	—	— (2)
Total distributions	(0.08)		(0.16)	(0.17)	(0.21)	(0.24)	(0.25)
Net asset value, end of period	$10.70		$10.80	$10.98	$11.32	$11.30	$11.00
Total return (not reflecting CDSC)	(0.20	)%(3)	(0.18)%	(1.50)%	2.05%	4.91%	(0.89)%
Ratios/supplemental data
Net assets, end of period (in millions)	$22		$28	$38	$36	$32	$29
Ratio of expenses to average net assets	1.54	%(4)	1.56%	1.59%	1.59%	1.58%	1.58%
Ratio of net investment income to
average net assets	1.47	%(4)	1.49%	1.63%	1.86%	2.11%	2.31%
Portfolio turnover rate	4	%(3)	8%	13%	7%	5%	5%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.54	%(4)	1.57%	1.59%	1.59%	1.59%	1.59%
Ratio of investment inome to average net
assets	1.46	%(4)	1.49%	1.62%	1.86%	2.10%	2.31%

_______________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.80		$10.98	$11.32	$11.30	$11.00	$11.36
Income (loss) from investment operations:
Net investment income(1)	0.13		0.27	0.29	0.32	0.35	0.36
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.18)	(0.35)	0.02	0.30	(0.36)
Total from investment operations	0.03		0.09	(0.06)	0.34	0.65	—
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.27)	(0.28)	(0.32)	(0.35)	(0.36)
Distributions from capital gains	—		—	—	—	—	— (2)
Total distributions	(0.13)		(0.27)	(0.28)	(0.32)	(0.35)	(0.36)
Net asset value, end of period	$10.70		$10.80	$10.98	$11.32	$11.30	$11.00
Total return	0.31	%(3)	0.83%	(0.51)%	3.08%	5.97%	0.11%
Ratios/supplemental data
Net assets, end of period (in millions)	$198		$209	$186	$180	$126	$87
Ratio of expenses to average net assets	0.54	%(4)	0.56%	0.58%	0.59%	0.58%	0.58%
Ratio of net investment income to
average net assets	2.47	%(4)	2.50%	2.63%	2.86%	3.10%	3.31%
Portfolio turnover rate	4	%(3)	8%	13%	7%	5%	5%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.55	%(4)	0.57%	0.59%	0.59%	0.59%	0.59%
Ratio of investment inome to average net
assets	2.46	%(4)	2.49%	2.62%	2.86%	3.10%	3.31%

_______________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

33 | Aquila Tax-Free Trust of Oregon

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), serves as the sub-adviser to the Trust pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2018. The independent Trustees met telephonically on September 4, 2018 and in person on September 16, 2018 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable by the Trust under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreements.

     At the meeting held on September 16, 2018, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2019. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

34 | Aquila Tax-Free Trust of Oregon

     At the direction of the Trustees, the Manager has retained the Sub-Adviser to provide investment management of the Trust’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Trust. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Trust. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio managers, Messrs. Christopher Johns and Timothy Iltz, and their comprehensive understanding regarding the economy of the State of Oregon and the securities in which the Trust invests. The Trustees noted that, compared to other Oregon state-specific municipal bond-funds, the portfolio of the Trust generally was of higher quality, and that the Trust did not hold any securities subject to the alternative minimum tax.

     The Trustees considered that the Manager and the Sub-Adviser had provided all advisory services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (six Oregon intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, five, and ten-year periods ended June 30, 2018. The Trustees considered that the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the five and ten-year periods ended June 30, 2018, but lower than the average annual total return of the funds in the Product Category for Performance for the one and three-year periods ending June 30, 2018. They also considered that the Trust’s average annual return was lower than the average annual return of the benchmark index for the one, three, five and ten-year periods ended June 30, 2018. The Trustees noted that the Trust invests primarily in municipal obligations issued by the State of Oregon, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Trust’s benchmark index includes, municipal bonds of issuers throughout the United States and its territories. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered that, compared to other Oregon state-specific municipal bond-funds, the portfolio of the Trust generally was of higher quality. They also considered that four of the six funds in the Peer Group were long municipal bond funds, while the Trust was an intermediate municipal bond fund.

35 | Aquila Tax-Free Trust of Oregon

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2018. The Trustees further noted that the Trust’s Sharpe ratio was in the fourth and second quintile for the three and five-year periods ended June 30, 2018, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees discussed the Trust’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and the Sub-Adviser’s view that the Trust’s performance, as compared to its Peer Group, was explained in part by the Trust’s generally higher-quality portfolio and lower duration.

     The Trustees considered the Trust’s investment performance to be consistent with the investment objectives of the Trust. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Trust Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion). They also noted that the Trust’s average actual management fee and expenses (for Class A shares) were lower than the average actual management fee and expenses, respectively, of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

36 | Aquila Tax-Free Trust of Oregon

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that the fee rates for those clients were not lower than the contractual fee rate for the Trust. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its separately managed account clients were generally lower than the fees paid to the Sub-Adviser with respect to the Trust. In evaluating the fees associated with the separately managed accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Trust by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from each of the Manager and the Sub-Adviser and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Trust. The Manager also provided other financial information to the members of the financial review committee of the Trust and the other funds in the Aquila Group of Funds. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Trust, as well as the other financial information provided to the financial review committee. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Trust was at the low end of the profitability data provided to the Trustees with respect to much larger publicly traded asset managers and supported the renewal of the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Trust. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Trust supported the renewal of the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Trust. They noted that the Trust has in place breakpoints in the sub-advisory fee schedule based on the size of the Trust. In addition, it was noted that the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.40% on the Trust’s net assets up to $400 million; 0.38% on assets above that amount to $1 billion in net assets and 0.36% on net assets thereafter. Accordingly, the Trustees concluded that economies of, if any, scale were being appropriately shared with the Trust.

37 | Aquila Tax-Free Trust of Oregon

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

38 | Aquila Tax-Free Trust of Oregon

Your Trust’s Expenses (unaudited)

     As a Trust shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/18 –	Value	4/1/18 –	Expense
Class	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18	Ratio
A	$1,000	$1,002.30	$3.46	$1,021.61	$3.50	0.69%
C	$1,000	$ 998.00	$7.71	$1,017.35	$7.79	1.54%
Y	$1,000	$1,003.10	$2.71	$1,022.36	$2.74	0.54%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

39 | Aquila Tax-Free Trust of Oregon

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www. aquilafunds.com or call us at 1-800-437-1000.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Trust. As such, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2018, $14,836,316 of dividends paid by Aquila Tax-Free Trust of Oregon, constituting 99.3% of total dividends paid during the fiscal year ended March 31, 2018, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2019, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2018 calendar year.

40 | Aquila Tax-Free Trust of Oregon

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Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

KIRKPATRICK PETTIS CAPITAL MANAGEMENT

222 SW Columbia Street, Suite 1400

Portland, Oregon 97201

Board of Trustees

     James A. Gardner, Chair

Diana P. Herrmann, Vice Chair

Gary C. Cornia

Henry H. Hewitt

Edmund P. Jensen

John W. Mitchell

Patricia L. Moss

Ralph R. Shaw

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Christine L. Neimeth, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 10 , 2018

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 10, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 10, 2018

THE CASCADES TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.